Goodwill and intangible assets, net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets, net
8.	Goodwill and intangible assets, net

Goodwill and intangible assets, net consists of the following:

	As of December 31, 2018	As of December 31, 2017
Goodwill (1)	36,207	38,733
Intangible assets with indefinite lives
Brands and domains	13,882	13,882
Amortizable Intangible assets
Internal-use software and site internally developed	54,406	47,980

Total intangible assets	68,288	61,862

Accumulated amortization (2)	(30,776)	(26,438)

Total intangible assets, net	$37,512	$35,424

(1)	Following is the breakdown of Goodwill per reporting unit as of December 31, 2018 and 2017:

	Balance of beginning of period	Other comprehensive Income / (Loss)	Balance at end of period
2018
Argentina	1,866	(665)	1,201
Brazil	12,766	(1,865)	10,901
Mexico	7,262	4	7,266
Uruguay	16,839	—	16,839

Total	38,733	(2,526)	36,207
2017
Argentina	2,187	(321)	1,866
Brazil	12,959	(193)	12,766
Mexico	6,909	353	7,262
Uruguay	16,839	—	16,839

Total	38,894	(161)	38,733

Goodwill is mainly attributable to the Air operating segment.

(2)

Total amortization expense for the years 2018 and 2017 is $ 10,140 and $ 8,751, respectively. The estimated future amortization expense related to intangible assets with definite lives as of December 31, 2018, assuming no subsequent impairment of the underlying assets, is as follows:

2019	7,076
2020	7,076
2021	7,076
2022	801
2023 and beyond	1,601

Total	23,630